Significant Accounting Estimates and Judgments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Estimates and Judgments
Royalty, stream and other interests	$ 318,686	$ 165,406
Percentage of mineral interests in depletable balance	100.00%
Gold price | Greenstone Gold Interest
Fair value of the Greenstone gold interest, assumptions and estimates:
Sensitivity applied to key assumption, percentage increase	10.00%
Sensitivity applied to key assumption, percentage decrease	10.00%
Impact on GPA asset value on increase in sensitivity	$ 7,600
Impact on GPA asset value on decrease in sensitivity	$ (7,600)
Discount rate | Greenstone Gold Interest
Fair value of the Greenstone gold interest, assumptions and estimates:
Sensitivity applied to key assumption, percentage increase	1.00%
Sensitivity applied to key assumption, percentage decrease	1.00%
Impact on GPA asset value on increase in sensitivity	$ (3,700)
Impact on GPA asset value on decrease in sensitivity	$ 4,100